PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.5%
Communication Services : 12.3%
206,273
Alphabet, Inc. - Class A
$ 64,307,670
8.3
19,104  Meta Platforms, Inc.
- Class A
12,382,831
1.6
27,816
(1)
Reddit, Inc. - Class A
4,055,851
0.5
70,332
(1)
ROBLOX Corp. - Class
A
4,828,995
0.6
19,968
(1)
Spotify Technology SA
10,282,322
1.3
95,857,669
12.3
Consumer Discretionary : 13.2%
176,904
(1)
Amazon.com, Inc.
37,149,840
4.8
34,616
(1)
DoorDash, Inc. - Class
A
6,108,686
0.8
35,450
Lowe's Cos., Inc.
9,379,006
1.2
93,111
(1)
O'Reilly Automotive,
Inc.
8,741,261
1.1
25,441  Royal Caribbean
Cruises Ltd.
7,911,133
1.0
64,779
Starbucks Corp.
6,349,638
0.8
50,069
(1)
Tesla, Inc.
20,153,273
2.6
34,173
Williams-Sonoma, Inc.
7,027,677
0.9
102,820,514
13.2
Consumer Staples : 3.0%
119,624
Coca-Cola Co.
9,756,534
1.3
63,782
(1)
Dollar Tree, Inc.
8,067,147
1.0
41,034
Walmart, Inc.
5,250,300
0.7
23,073,981
3.0
Financials : 4.6%
18,154  LPL Financial
Holdings, Inc.
5,453,099
0.7
345,293  Rocket Cos., Inc.
- Class A
6,280,880
0.8
76,123
Visa, Inc. - Class A
24,370,017
3.1
36,103,996
4.6
Health Care : 8.8%
21,853
AstraZeneca PLC
4,555,258
0.6
18,232
Danaher Corp.
3,840,389
0.5
24,129
Eli Lilly & Co.
25,383,467
3.2
13,991
(1)
Intuitive Surgical, Inc.
7,044,608
0.9
9,158
McKesson Corp.
9,042,335
1.2
7,099  Regeneron
Pharmaceuticals, Inc.
5,549,075
0.7
16,887
(1)
Vertex
Pharmaceuticals, Inc.
8,389,968
1.1
14,188
(1)
Waters Corp.
4,531,363
0.6
68,336,463
8.8
Industrials : 6.9%
10,925
(1)
Axon Enterprise, Inc.
5,925,720
0.7
5,842  Comfort Systems USA,
Inc.
8,350,380
1.1
13,219
Cummins, Inc.
7,718,177
1.0
28,263
HEICO Corp.
9,028,898
1.1
46,741  Howmet Aerospace,
Inc.
12,270,915
1.6
42,985
(1)
Kratos Defense &
Security Solutions, Inc.
3,704,447
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
27,028  Vertiv Holdings Co.
- Class A
$ 6,889,167
0.9
53,887,704
6.9
Information Technology : 47.9%
354,308
Apple, Inc.
93,601,088
12.0
14,038
(1)
AppLovin Corp. - Class
A
6,103,301
0.8
133,344
Broadcom, Inc.
42,610,075
5.5
42,339
(1)
Cloudflare, Inc. - Class
A
7,290,353
0.9
16,381
(1)
Crowdstrike Holdings,
Inc. - Class A
6,093,404
0.8
50,562
Lam Research Corp.
11,825,946
1.5
16,063  Micron Technology,
Inc.
6,623,899
0.9
157,474
Microsoft Corp.
61,846,339
7.9
6,103  Monolithic Power
Systems, Inc.
6,974,142
0.9
589,286
NVIDIA Corp.
104,415,586
13.4
27,868
(1)
Onto Innovation, Inc.
6,016,423
0.8
79,983
(1)
Palantir Technologies,
Inc. - Class A
10,972,868
1.4
52,860
(1)
Snowflake, Inc. - Class
A
8,902,153
1.1
373,275,577
47.9
Materials : 1.7%
17,569
Sherwin-Williams Co.
6,370,344
0.8
21,432
Vulcan Materials Co.
6,643,920
0.9
13,014,264
1.7
Real Estate : 0.6%
23,778
Welltower, Inc.
4,924,899
0.6
Utilities : 0.5%
24,825
Vistra Corp.
4,316,819
0.5
Total Common Stock
(Cost $400,054,873)
775,611,886
99.5

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.5%
Mutual Funds : 0.5%
3,828,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
(Cost $3,828,000) $ 3,828,000 0.5
Total Short-Term
Investments
(Cost $3,828,000)
$ 3,828,000
0.5
Total Investments in
Securities
(Cost $403,882,873) $ 779,439,886 100.0
Assets in Excess of
Other Liabilities 105,382 0.0
Net Assets $ 779,545,268 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of February 28, 2026.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya Large-Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 775,611,886 $ — $ — $ 775,611,886
Short-Term Investments 3,828,000 — — 3,828,000
Total Investments, at fair value $ 779,439,886 $ — $ — $ 779,439,886
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 388,455,235
Gross Unrealized Depreciation (12,898,222)
Net Unrealized Appreciation $ 375,557,013